Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	4.83471%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,222,701.30

Principal:
Principal Collections	$22,373,970.24
Prepayments in Full	$11,953,729.66
Liquidation Proceeds	$677,314.43
Recoveries	$154,095.22
Sub Total	$35,159,109.55
Collections	$38,381,810.85

Purchase Amounts:
Purchase Amounts Related to Principal	$262,066.74
Purchase Amounts Related to Interest	$1,504.22
Sub Total	$263,570.96

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,645,381.81

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	23
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,645,381.81
Servicing Fee	$621,621.08	$621,621.08	$0.00	$0.00	$38,023,760.73
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,023,760.73
Interest - Class A-2a Notes	$69,683.61	$69,683.61	$0.00	$0.00	$37,954,077.12
Interest - Class A-2b Notes	$43,203.39	$43,203.39	$0.00	$0.00	$37,910,873.73
Interest - Class A-3 Notes	$2,087,641.67	$2,087,641.67	$0.00	$0.00	$35,823,232.06
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$35,523,848.73
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,523,848.73
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$35,304,553.06
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,304,553.06
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$35,154,142.14
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,154,142.14
Regular Principal Payment	$32,598,614.37	$32,598,614.37	$0.00	$0.00	$2,555,527.77
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,555,527.77
Residual Released to Depositor	$0.00	$2,555,527.77	$0.00	$0.00	$0.00
Total		$38,645,381.81

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$32,598,614.37
Total					$32,598,614.37

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$15,012,627.69	$42.89	$69,683.61	$0.20	$15,082,311.30	$43.09
Class A-2b Notes	$10,723,305.50	$42.89	$43,203.39	$0.17	$10,766,508.89	$43.06
Class A-3 Notes	$6,862,681.18	$14.33	$2,087,641.67	$4.36	$8,950,322.85	$18.69
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$32,598,614.37	$20.65	$2,869,618.59	$1.82	$35,468,232.96	$22.47

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$15,012,627.69	0.0428932	$0.00	0.0000000
Class A-2b Notes	$10,723,305.50	0.0428932	$0.00	0.0000000
Class A-3 Notes	$479,000,000.00	1.0000000	$472,137,318.82	0.9856729
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$654,675,933.19	0.4146300	$622,077,318.82	0.3939841

Pool Information
Weighted Average APR	5.227%	5.250%
Weighted Average Remaining Term	39.95	39.23
Number of Receivables Outstanding	29,561	28,756
Pool Balance	$745,945,291.15	$710,006,876.28
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$693,496,675.50	$660,358,984.90
Pool Factor	0.4338453	0.4129433

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$49,647,891.38
Targeted Overcollateralization Amount	$87,929,557.46
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$87,929,557.46

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	23
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		88	$671,333.80
(Recoveries)		71	$154,095.22
Net Loss for Current Collection Period			$517,238.58
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8321%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5639%
Second Prior Collection Period			0.6758%
Prior Collection Period			0.5167%
Current Collection Period			0.8526%
Four Month Average (Current and Prior Three Collection Periods)			0.6523%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,853	$11,588,646.49
(Cumulative Recoveries)			$1,650,935.09
Cumulative Net Loss for All Collection Periods			$9,937,711.40
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5780%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,253.99
Average Net Loss for Receivables that have experienced a Realized Loss			$5,363.04

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.05%	224	$7,453,823.77
61-90 Days Delinquent	0.20%	39	$1,390,783.11
91-120 Days Delinquent	0.05%	11	$377,208.22
Over 120 Days Delinquent	0.08%	13	$556,984.40
Total Delinquent Receivables	1.38%	287	$9,778,799.50

Repossession Inventory:
Repossessed in the Current Collection Period		18	$751,880.57
Total Repossessed Inventory		31	$1,189,488.46

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1977%
Prior Collection Period			0.1962%
Current Collection Period			0.2191%
Three Month Average			0.2043%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3275%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	23

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	74	$2,472,683.41
2 Months Extended	124	$4,688,956.02
3+ Months Extended	16	$570,201.92

Total Receivables Extended	214	$7,731,841.35
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer